Mineral Property, Plant and Equipment (Schedule of Mineral Property, Plant, and Equipment) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 364,913	$ 395,205
Additions	39,506	41,797
Disposals (Note 5)	(2,789)
Changes to environmental rehabilitation provision (Note 6)	(6,363)	(3,478)
Amortization and Depreciation	(62)	(187)
Ending Balance	395,205
Adoption of IFRS 16 (Note 2)	211
Ending Balance	395,205	433,548
NorthMet [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	364,793	395,115
Additions	39,474	41,710
Disposals (Note 5)	(2,789)
Changes to environmental rehabilitation provision (Note 6)	(6,363)	(3,478)
Amortization and Depreciation
Ending Balance	395,115
Adoption of IFRS 16 (Note 2)
Ending Balance	395,115	433,347
Other Fixed Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	120	301
Additions	32	87
Disposals (Note 5)
Changes to environmental rehabilitation provision (Note 6)
Amortization and Depreciation	(62)	(187)
Ending Balance	90
Adoption of IFRS 16 (Note 2)	211
Ending Balance	$ 301	$ 201